Trade and Other Receivables and Assets (Narrative) (Details) - 12 months ended Dec. 31, 2018 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Statement Line Items [Line Items]
Accumulated profit from forward contracts | €		€ 529
USD [Member]
Statement Line Items [Line Items]
Accumulated profit from forward contracts | $	$ 606